EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	$ (876)	(5,458)	67,917	161,373
Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening	58,937,912	58,937,912	58,937,912	10,000,000
Retroactive adjustment for bonus element in rights offering on October 29, 2010 (Note 21)				31,567,302
Weighted average number of ordinary shares issued on August 20, 2010 (1,510,841 shares)				554,665
Weighted average number of ordinary shares issued on December 15, 2010 (13,000,000 shares)				605,479
Weighted average number of ordinary shares outstanding	58,937,912	58,937,912	58,937,912	42,727,446
Basic and diluted earnings per share:
Basic and diluted earnings (loss) per share	$ (0.01)	(0.09)	1.15	3.77